The Bank - Additional Information (Detail) (INR)	12 Months Ended
	Mar. 31, 2012	Jul. 16, 2011	Mar. 31, 2011
Nature Of Business [Line Items]
Common stock, par value	2.0	10.0	2.0
American depository shares ratio	3
Stock Split
Nature Of Business [Line Items]
Description of the stock split	By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011.
American depository shares ratio	3
After Stock Split
Nature Of Business [Line Items]
Common stock, par value		2.0	2.0
Housing Development Finance Corporation Limited
Nature Of Business [Line Items]
Equity ownership interest of the bank's largest shareholder, Housing Development Finance Corporation Limited	23.20%